                              SEPARATE ACCOUNT VA-K
                          (DELAWARE MEDALLION I AND II)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         SUPPLEMENT DATED AUGUST 1, 2000 TO PROSPECTUS DATED MAY 1, 2000


                                       ***


The first paragraph of Investment Options under the SUMMARY OF CONTRACT FEATURES is replaced by the following:

As of the date of this Prospectus, an Owner may request allocations up to seventeen (at one time) of the thirty-five available variable Sub-Accounts, in addition to the DGPF Cash Reserve Series, prior to the Annuity Date and, where offered, a fixed interest account ("General Account") of the Company.


                                       ***


The third paragraph of "A. Payments" under THE VARIABLE ANNUITY POLICIES is replaced by the following:

Generally, unless otherwise requested, all payments will be allocated among investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. As of the date of this Prospectus, an Owner may request allocations up to seventeen variable Sub-Accounts at one time, in addition to the DGPF Cash Reserve Series, prior to the Annuity Date.


                                       ***


The first paragraph of "B. Transfer Privilege" under THE VARIABLE ANNUITY POLICIES is replaced by the following:

At any time prior to the Annuity Date, subject to the Company's then current rules, an Owner may have amounts transferred among the Sub-Accounts or between a Sub-Account and the General Account, where available. As of the date of this Prospectus, an Owner may request allocations up to seventeen variable Sub-Accounts at one time, in addition to the DGPF Cash Reserve Series, prior to the Annuity Date. Transfer values will be affected at the Accumulation Value next computed after receipt of the transfer order. The Company will make transfers pursuant to written request or, if a properly completed authorization is on file, pursuant to a telephone request.


                                       ***


SUPPLEMENT DATED AUGUST 1, 2000
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                              SEPARATE ACCOUNT VA-K
                            (DELAWARE MEDALLION III)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         SUPPLEMENT DATED AUGUST 1, 2000 TO PROSPECTUS DATED MAY 1, 2000


                                       ***


The second sentence of the first paragraph of WHAT ARE MY INVESTMENT CHOICES? under the SUMMARY OF CONTRACT FEATURES is replaced with the following:

As of the date of this Prospectus, you may request allocations up to seventeen variable Sub-Accounts at one time, in addition to the DGPF Cash Reserve Series, prior to the Annuity Date.

                                       ***


The first sentence of the second paragraph of WHAT ARE MY INVESTMENT CHOICES? under the SUMMARY OF CONTRACT FEATURES is replaced with the following:

Subject to the seventeen fund limit, you have a choice of Sub-Accounts investing in the following thirty-five Underlying Funds:


                                       ***


The third sentence of the first paragraph of CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS? under the SUMMARY OF CONTRACT FEATURES is replaced by the following:

As of the date of this Prospectus, you may request allocations up to seventeen variable Sub-Accounts at one time, in addition to the DGPF Cash Reserve Series, prior to the Annuity Date.


                                       ***

The fourth paragraph of "A. Payments" under DESCRIPTION OF THE CONTRACT is replaced by the following:

Generally, unless otherwise requested, all payments will be allocated among investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. As of the date of this Prospectus, you may request allocations up to seventeen variable Sub-Accounts at one time, in addition to the DGPF Cash Reserve Series, prior to the Annuity Date.

                                       ***
SUPPLEMENT DATED AUGUST 1, 2000